Goodwill (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

$
Balance – December 31, 2022	5,982
Additions	3,982
Effects of foreign exchange	(106)
Balance – September 30, 2023	9,858